UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: November 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET MANAGED MUNICIPALS FUND

FORM N-Q

NOVEMBER 30, 2013

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 99.2%
Alabama - 2.5%
Birmingham, AL, Commercial Development Authority Revenue:
Civic Center Improvements Project	5.000%	4/1/24	$1,770,000	$1,951,319
Civic Center Improvements Project	5.000%	4/1/25	1,970,000	2,161,720
Civic Center Improvements Project	5.000%	4/1/26	1,700,000	1,860,021
Civic Center Improvements Project	5.000%	4/1/27	1,500,000	1,628,835
Civic Center Improvements Project	5.000%	4/1/28	1,700,000	1,834,266
Civic Center Improvements Project	5.250%	4/1/29	1,750,000	1,902,285
Birmingham, AL, Special Care Facilities Financing Authority, Health Care Facility Revenue, Children’s Hospital, AGC	6.000%	6/1/39	4,000,000	4,407,480
Birmingham, AL, Waterworks Board, Water Revenue, AGC	5.250%	1/1/39	10,000,000	10,341,100
Jefferson County, AL, Sewer Revenue:
Subordinated Lien Warrants	6.500%	10/1/53	23,500,000	21,838,315	(a)
Warrants	6.000%	10/1/42	16,350,000	15,090,560	(a)
Warrants	0.000%	10/1/50	100,000,000	47,022,000	(a)(b)

Total Alabama				110,037,901

Alaska - 0.6%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II	5.000%	12/1/23	4,560,000	5,148,012
State Capital Project II	5.000%	12/1/24	4,980,000	5,559,523
State Capital Project II	5.000%	12/1/25	2,300,000	2,544,421
State Capital Project II	5.000%	12/1/27	1,375,000	1,494,831
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project	5.000%	1/1/21	10,000,000	11,513,800

Total Alaska				26,260,587

Arizona - 0.4%
Greater Arizona Development Authority, Infrastructure Revenue, Pinal County Road Project, NATL	5.000%	8/1/18	3,520,000	3,824,410
Maricopa County, AZ, IDA, Hospital Facilities Revenue, Samaritan Health Services, NATL	7.000%	12/1/16	500,000	550,680	(c)
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.250%	12/1/28	12,000,000	12,638,160
Tucson, AZ, IDA, Lease Revenue, University of Arizona, Marshall Foundation, AMBAC	5.000%	7/15/22	1,000,000	1,000,690

Total Arizona				18,013,940

California - 21.0%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Sharp Healthcare	6.250%	8/1/39	10,000,000	11,225,400
Anaheim, CA, Public Financing Authority Revenue, Electric Systems Distribution	5.250%	10/1/39	6,000,000	6,227,820
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area	1.310%	4/1/27	40,000,000	39,875,600	(b)(d)
San Francisco Bay Area	5.000%	4/1/34	15,000,000	15,566,400
San Francisco Bay Area	5.000%	4/1/39	10,000,000	10,288,900
San Francisco Bay Area	5.125%	4/1/39	42,525,000	44,485,402
Brea, CA, RDA, Refunding, Tax Allocation, Redevelopment Project AB, AMBAC	5.000%	8/1/23	4,180,000	4,186,772
California Health Facilities Financing Authority Revenue:
Cedars-Sinai Medical Center	5.000%	8/15/34	6,595,000	6,679,284
Cedars-Sinai Medical Center	5.000%	8/15/39	22,895,000	22,827,689

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
Stanford Hospital & Clinics	5.000%	11/15/36	$34,000,000	$34,577,660
Stanford Hospital & Clinics	5.150%	11/15/40	24,150,000	24,975,205
California Housing Finance Agency Revenue:
Home Mortgage	4.700%	8/1/24	4,765,000	4,697,956	(e)
Home Mortgage	5.500%	8/1/38	4,615,000	4,523,115
California Infrastructure & Economic Development Bank Revenue, Los Angeles County Department of Public Social Services, AMBAC	5.750%	9/1/23	2,100,000	2,124,297
California State PCFA Revenue, San Jose Water Co. Project	5.100%	6/1/40	12,000,000	12,192,000
California State Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.750%	1/15/45	11,815,000	9,887,619
California State University Revenue, Systemwide	5.500%	11/1/39	10,000,000	10,602,900
California State, GO	0.948%	12/3/18	14,000,000	14,012,040	(b)(d)
California Statewide CDA Revenue:
Catholic Healthcare West	5.500%	7/1/31	7,220,000	7,671,106
Enloe Medical Center, CMI	5.750%	8/15/38	10,000,000	10,653,800
FHA, Methodist Hospital Project	6.750%	2/1/38	8,575,000	9,679,289
John Muir Health	5.000%	8/15/36	4,305,000	4,310,080
John Muir Health	5.125%	7/1/39	7,280,000	7,323,534
El Dorado, CA, Irrigation District, COP, AGC	5.750%	8/1/39	10,000,000	10,211,200
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/25	2,120,000	2,302,744
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/33	7,500,000	7,776,825
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/36	4,000,000	4,088,840
Imperial Irrigation District, CA, Electric Revenue	5.500%	11/1/41	7,905,000	8,255,033
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/29	2,500,000	2,513,600
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.500%	11/15/37	6,730,000	7,061,318
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	11,615,000	12,784,630
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport	5.000%	5/15/35	2,000,000	2,079,200
Los Angeles International Airport	5.000%	5/15/40	25,185,000	25,667,485
Los Angeles, CA, Harbor Department Revenue	5.250%	8/1/39	3,250,000	3,479,190
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	25,760,000	29,247,904
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	53,500,000	67,033,895
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	86,555,000	102,743,382
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue	5.000%	10/1/32	13,290,000	13,754,884
Modesto, CA, Irrigation District, COP, Capital Improvements	6.000%	10/1/39	15,000,000	15,995,250
Mount Diablo, CA, USD, GO, Election of 2002	5.000%	6/1/31	10,060,000	10,398,720	(f)
Newport Beach, CA, Revenue, Hoag Memorial Hospital Presbyterian	6.000%	12/1/40	5,000,000	6,372,850	(f)
Palomar, CA, Pomerado Health Care District, COP	6.625%	11/1/29	10,000,000	10,457,800
Pomona, CA, Public Financing Authority Revenue, Merged Redevelopment Project, NATL	5.000%	2/1/27	3,000,000	2,907,000
Rancho Cucamonga, CA, RDA, Tax Allocation, Rancho Redevelopment Projects, NATL	5.125%	9/1/30	5,000,000	4,999,700
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/39	4,850,000	5,202,062
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien	5.750%	6/1/44	1,500,000	1,504,335
Senior Lien	5.750%	6/1/48	3,700,000	3,667,070
Riverside, CA, USD, Financing Authority Revenue	5.000%	9/1/32	1,375,000	1,394,346
Riverside, CA, USD, Financing Authority Revenue	5.000%	9/1/37	1,280,000	1,265,869

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
Roseville, CA, Natural Gas Finance Authority Revenue	5.000%	2/15/27	$4,000,000	$3,995,880
Sacramento County, CA, Airport System Revenue	5.000%	7/1/40	7,000,000	7,015,260
Sacramento County, CA, Airport System Revenue:
PFC, Grant	6.000%	7/1/35	24,360,000	26,902,453
PFC, Grant	6.000%	7/1/39	29,130,000	31,682,371
Sacramento, CA, Area Flood Control Agency:
Consolidated Capital Assessment District, BHAC	5.500%	10/1/28	4,500,000	4,940,145
Consolidated Capital Assessment District, BHAC	5.625%	10/1/37	15,000,000	15,984,450
San Bernardino County, CA, COP:
Arrowhead Project	5.125%	8/1/24	30,000,000	31,817,100
Arrowhead Project	5.250%	8/1/26	5,000,000	5,253,950
San Diego County, CA, Regional Airport Authority Revenue	5.000%	7/1/28	2,435,000	2,561,547
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/27	7,695,000	8,418,484
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/28	2,735,000	2,963,619
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.250%	5/15/34	11,475,000	12,055,979
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	41,500,000	43,871,995
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.250%	5/1/32	34,000,000	36,543,200
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/35	5,000,000	5,098,600
San Francisco, CA, City & County, COP:
Multiple Capital Improvement Projects	5.000%	4/1/25	2,475,000	2,696,488
Multiple Capital Improvement Projects	5.250%	4/1/26	1,435,000	1,572,028
Multiple Capital Improvement Projects	5.250%	4/1/31	2,500,000	2,655,800
Santa Clara, CA, Electric Revenue	5.000%	7/1/30	4,000,000	4,232,280

Total California				932,020,629

Colorado - 2.1%
Aurora, CO, Hospital Revenue, Children’s Hospital Association	5.000%	12/1/40	4,000,000	3,941,680
Colorado Health Facilities Authority Revenue:
Catholic Health Initiatives	6.250%	10/1/33	9,250,000	10,361,017
Catholic Health Initiatives	5.000%	9/1/41	3,040,000	2,990,448
Parkview Medical Center Inc. Project	5.000%	9/1/37	5,000,000	5,008,050
Poudre Valley Health Care	5.000%	3/1/25	500,000	509,315
Sisters Leavenworth	5.000%	1/1/32	8,010,000	8,165,074
Sisters Leavenworth	5.000%	1/1/35	2,755,000	2,792,330
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	45,000,000	52,981,650
Regional Transportation District, CO, COP	5.375%	6/1/31	5,000,000	5,275,550

Total Colorado				92,025,114

Connecticut - 0.8%
Connecticut State Development Authority, Airport Facilities Revenue, Signature Flight Co. Project, Guaranty Agreement	6.625%	12/1/14	345,000	344,969	(e)
Connecticut State HEFA Revenue:
Fairfield University	5.000%	7/1/35	6,150,000	6,326,628
Sacred Heart University Inc.	5.125%	7/1/26	1,300,000	1,330,667
Sacred Heart University Inc.	5.375%	7/1/31	1,225,000	1,259,839
Sacred Heart University Inc.	5.625%	7/1/41	6,500,000	6,699,550

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - continued
Yale-New Haven Hospital	5.500%	7/1/40	$15,000,000	$15,862,500
Mashantucket Western Pequot Tribe Connecticut Special Revenue, Bonds	4.000%	7/1/31	7,023,598	4,769,304

Total Connecticut				36,593,457

Delaware - 0.8%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	28,645,000	26,962,679
Delaware State Housing Authority Revenue, Single-Family Mortgage	5.450%	7/1/39	9,800,000	10,013,542

Total Delaware				36,976,221

District of Columbia - 0.3%
Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue	5.000%	10/1/39	8,000,000	7,987,920
Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue	5.250%	10/1/44	5,000,000	5,047,050

Total District of Columbia				13,034,970

Florida - 10.0%
Bonnet Creek Resort Community Development District	7.375%	5/1/34	4,265,000	3,990,462
Bradford County, FL, Health Facilities, Refunding, Santa Fe Healthcare Project	6.050%	11/15/16	415,000	447,465	(c)
Brevard County, FL, Health Facilities Authority, Health Care Facilities Revenue, Health First Inc. Project	7.000%	4/1/39	10,000,000	10,822,100
Broward County, FL, Port Facilities Revenue	5.500%	9/1/29	4,500,000	4,866,885
Capital Region Community Development District, Capital Improvement	6.700%	5/1/32	840,000	848,938
Citizens Property Insurance Corp., FL	5.250%	6/1/17	20,000,000	22,615,000
Citizens Property Insurance Corp., FL:
Coastal	5.000%	6/1/18	30,000,000	34,041,300
Coastal	5.000%	6/1/19	30,000,000	34,173,000
Coastal	5.000%	6/1/20	20,000,000	22,658,600
Senior Secured High Act	6.000%	6/1/17	3,100,000	3,586,576
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/26	2,500,000	2,684,275
Dade County, FL, IDR, Miami Cerebral Palsy Services Project	8.000%	6/1/22	1,490,000	1,469,513
Escambia County, FL, Health Facilities Revenue, Florida Health Care Facility Loan, VHA Program, AMBAC	5.950%	7/1/20	100,000	103,733
Escambia County, FL, Utilities Systems Revenue, NATL, FGIC	6.250%	1/1/15	3,000,000	3,066,810
Florida Housing Finance Corp. Revenue:
Homeowner Mortgage GNMA, FNMA, FHLMC	5.450%	7/1/33	5,290,000	5,480,969
Homeowner Mortgage GNMA, FNMA, FHLMC	6.375%	7/1/38	470,000	474,714
Florida State Broward County Expressway Authority	10.000%	7/1/14	205,000	216,414	(c)
Florida State Department of Management Services, Facilities Management, Refunding, Florida Facilities Pool, AMBAC	5.000%	9/1/21	1,000,000	1,083,630
Gainesville, FL, Utilities Systems Revenue	8.125%	10/1/14	300,000	319,458	(c)
Hillsborough County, FL, IDA Revenue, National Gypsum Convention	7.125%	4/1/30	6,000,000	5,999,160	(e)
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/26	6,250,000	6,705,750
Jacksonville, FL, Transit Revenue	5.000%	10/1/27	2,830,000	3,051,617

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - continued
Jacksonville, FL, Transit Revenue	5.000%	10/1/29	$9,000,000	$9,539,460
JEA District, FL, Electric System Revenue	5.125%	10/1/37	7,500,000	7,509,975
Lee County, FL, HFA, Brittany Phase II Project, FNMA-Collateralized	6.100%	12/1/20	1,235,000	1,236,161	(b)(d)(e)
Marco Island, FL, Utility System Revenue	5.000%	10/1/34	1,000,000	1,038,570
Marco Island, FL, Utility System Revenue	5.000%	10/1/40	1,500,000	1,536,480
Martin County, FL, IDA Revenue, Indiantown Cogeneration LP Project	4.200%	12/15/25	10,000,000	8,534,500	(e)
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/28	8,660,000	8,870,525	(e)
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/29	20,525,000	20,845,600	(e)
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/36	8,450,000	8,904,779
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/41	26,100,000	27,327,222
Miami-Dade County, FL, Aviation Revenue, Miami International Airport	5.000%	10/1/29	20,000,000	20,592,600
Miami-Dade County, FL, EFA Revenue, University of Miami	5.500%	4/1/38	10,000,000	10,415,100
Miami-Dade County, FL, School Board, COP:
AGC	5.000%	2/1/27	7,000,000	7,477,680
AGC	5.250%	2/1/27	5,500,000	5,953,090
Miami-Dade County, FL, Stormwater, NATL	5.000%	4/1/28	2,250,000	2,391,278	(f)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc.	5.375%	10/1/23	6,500,000	7,122,505
Orlando Health Inc.	5.125%	10/1/26	6,000,000	6,211,680
Orlando Regional Healthcare System, AGM	5.000%	12/1/32	13,000,000	13,483,470
Orange County, FL, School Board, COP, AGC	5.500%	8/1/34	5,400,000	5,775,192
Orange County, FL, Tourist Development Tax Revenue	5.000%	10/1/24	32,780,000	36,520,198
Orange County, FL, Tourist Development Tax Revenue, Refunding, AMBAC	5.000%	10/1/21	2,000,000	2,134,120
Orlando & Orange County, FL, Expressway Authority Revenue	5.000%	7/1/22	1,750,000	2,004,328
Orlando & Orange County, FL, Expressway Authority Revenue	5.000%	7/1/23	1,500,000	1,683,105
Orlando & Orange County, FL, Expressway Authority Revenue:
AGM	5.000%	7/1/24	5,000,000	5,567,000
AGM	5.000%	7/1/25	3,500,000	3,847,830
Orlando, FL, State Sales Tax Payments Revenue	5.000%	2/1/38	5,000,000	5,277,750
Pasco County, FL, HFA, Housing Pasco Woods Apartments Project	5.700%	8/1/19	320,000	320,189	(e)
Port St. Lucie, FL, South Lennard Special Assessment	7.125%	9/1/21	580,000	580,278
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	4,125,000	4,133,415
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	1,830,000	1,281,000	(g)
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	1,012,076	435,193	(g)
Sarasota County, FL, Public Hospital Board Revenue:
Refunding, Sarasota Memorial Hospital, NATL	5.250%	7/1/24	5,000,000	5,395,650
Refunding, Sarasota Memorial Hospital, NATL	5.500%	7/1/28	3,485,000	3,691,904
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital Project	5.625%	7/1/39	8,500,000	8,759,505
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	4,400,000	4,550,436	(h)
Sunrise, FL, Utilities Systems Revenue:
AMBAC	5.200%	10/1/22	1,295,000	1,507,963	(f)
AMBAC	5.200%	10/1/22	1,705,000	1,861,843
Tampa, FL, Sports Authority Revenue:
GTD Parking Tampa Bay Arena Project, NATL	6.050%	10/1/20	500,000	546,100
GTD Parking Tampa Bay Arena Project, NATL	6.100%	10/1/26	1,000,000	1,100,760

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - continued
Tampa, FL, Water & Sewer Revenue	6.900%	10/1/16	$985,000	$1,095,310	(c)
University of Central Florida, Athletics Association Inc., NATL, FGIC	5.250%	10/1/34	1,000,000	1,000,880
Village Center Community Development District:
Florida Recreational Revenue, NATL	5.200%	11/1/25	1,100,000	1,100,473
Utility Revenue, NATL	5.250%	10/1/23	1,000,000	1,010,980
Village, FL, Community Development District No. 6, Special Assessment Revenue	4.000%	5/1/35	4,940,000	4,494,906

Total Florida				443,373,352

Georgia - 4.7%
Acworth Housing Authority Revenue, Wingate Falls Apartments Project, LIQ-FHLMC	6.125%	3/1/17	205,000	205,275	(e)
Atlanta Development Authority Student Housing Revenue, ADA, CAU Partners Inc., ACA	6.250%	7/1/24	1,000,000	830,000
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/34	50,000,000	56,965,000
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/39	22,100,000	24,990,238
Atlanta, GA, Water & Wastewater Revenue:
NATL	5.500%	11/1/27	1,000,000	1,125,580
NATL, FGIC	5.500%	11/1/19	1,000,000	1,195,340
Burke County, GA, Development Authority, PCR:
Oglethorpe Power Corp.	7.000%	1/1/23	5,000,000	5,728,550
Oglethorpe Power Corp. Vogtle Project	5.500%	1/1/33	18,000,000	18,757,980
Oglethorpe Power Corp. Vogtle Project BHAC	5.700%	1/1/43	16,285,000	17,053,978
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, NATL	5.625%	10/1/26	1,000,000	1,067,550
DeKalb Private Hospital Authority Revenue, GA, Anticipation CTFS, Children’s Health Care of Atlanta Inc.	5.000%	11/15/29	7,800,000	8,154,432	(i)
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	20,000,000	21,392,800
Fulton County, GA, Water & Sewer Revenue, FGIC	6.375%	1/1/14	65,000	65,303	(c)
Georgia Municipal Electric Authority, Power Revenue, AMBAC	7.250%	1/1/24	500,000	655,035
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation II LLC Project	5.500%	6/15/39	15,000,000	15,423,900
Lawrenceville Housing Authority, MFH Revenue, Knollwood Park Apartments Project, FNMA-Collateralized	6.250%	6/1/15	870,000	872,532	(b)(d)(e)
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/18	6,485,000	7,103,150
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/22	5,000,000	5,418,850
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.500%	9/15/26	10,000,000	10,672,000
Metropolitan Atlanta, GA, Rapid Transit Authority, Sales Tax Revenue, Refunding, AMBAC	6.250%	7/1/20	250,000	280,740
Milledgeville, GA, Water & Sewer Revenue, AGM	6.000%	12/1/21	500,000	576,170
Richmond County, GA, Development Authority, Environmental Improvement Revenue, International Paper Company Project	6.250%	2/1/25	2,000,000	2,007,220	(e)
Savannah, GA, EDA, PCR, Union Camp Corp. Project	6.150%	3/1/17	500,000	553,830
Thomasville, GA, Hospital Authority Revenue:
Anticipation CTFS, John D. Archbold Memorial Hospital	5.125%	11/1/30	3,500,000	3,615,920
Anticipation CTFS, John D. Archbold Memorial Hospital	5.250%	11/1/35	1,000,000	1,023,790
Anticipation CTFS, John D. Archbold Memorial Hospital	5.375%	11/1/40	2,250,000	2,314,552

Total Georgia				208,049,715

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - 3.2%
Chicago, IL, O’Hare International Airport Revenue	5.500%	1/1/31	$23,160,000	$24,348,571
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/40	6,000,000	5,846,220
Chicago, IL, O’Hare International Airport Revenue, Refunding Bonds, Lien A-2, AGM	5.750%	1/1/19	1,250,000	1,255,050	(e)(f)
Illinois Finance Authority Revenue:
Advocate Health Care & Hospitals Corp. Network	6.500%	11/1/38	18,500,000	20,515,760
Edward Hospital, AMBAC	5.500%	2/1/40	4,000,000	4,057,480
Illinois Rush University Medical Center	6.625%	11/1/39	28,025,000	30,629,363
Memorial Health System	5.500%	4/1/39	12,000,000	12,248,520
Park Place of Elmhurst	8.000%	5/15/30	4,385,000	4,097,081
Illinois State COP, Department of Central Management Services, NATL	5.650%	7/1/17	1,695,000	1,700,119
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue:
McCormick Place, AGM	5.000%	6/15/50	28,000,000	26,692,400
McCormick Project	5.250%	6/15/50	10,305,000	10,338,698
Regional Transportation Authority, NATL, FGIC	7.750%	6/1/20	1,045,000	1,236,977

Total Illinois				142,966,239

Indiana - 1.3%
Indiana Municipal Power Agency Power Supply Systems Revenue	5.625%	1/1/28	4,000,000	4,470,800
Indiana Municipal Power Agency Power Supply Systems Revenue	5.750%	1/1/29	2,000,000	2,255,080
Indiana Municipal Power Agency Power Supply Systems Revenue	5.750%	1/1/34	10,000,000	10,042,400
Indiana State Finance Authority Revenue, Private Activity-Ohio River Bridges East End Crossing Project	5.000%	7/1/40	5,000,000	4,517,300	(e)
Indianapolis, IN, Gas Utility Revenue, AGC	5.250%	8/15/26	9,290,000	9,921,627
Indianapolis, IN, Local Public Improvement Bond Bank	6.750%	2/1/14	890,000	899,034	(c)
North Manchester, IN, EDR:
Peabody Retirement Community Project	1.000%	12/1/45	894,164	17,883
Peabody Retirement Community Project	5.130%	12/1/45	1,038,384	849,834	(b)
Richmond, IN, Hospital Authority Revenue, Reid Hospital & Health Care Services Inc. Project	6.625%	1/1/39	20,000,000	21,523,400
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	5,000,000	5,042,700	(e)

Total Indiana				59,540,058

Iowa - 1.0%
Iowa State Finance Authority Midwestern Disaster Area Revenue:
Iowa Fertilizer Co. Project	5.000%	12/1/19	18,515,000	17,910,300
Iowa Fertilizer Co. Project	5.250%	12/1/25	30,720,000	27,602,842

Total Iowa				45,513,142

Kentucky - 1.0%
Kentucky Economic Development Finance Authority Hospital Facilities Revenue:
Baptist Healthcare Systems	5.375%	8/15/24	4,000,000	4,378,280
Baptist Healthcare Systems	5.625%	8/15/27	2,000,000	2,186,120

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kentucky - continued
Kentucky State Economic Development Finance Authority Revenue:
Catholic Health Initiatives	5.375%	1/1/40	$2,500,000	$2,525,825
Catholic Health Initiatives	5.250%	1/1/45	7,500,000	7,420,275
Louisville Arena Project, AGC	6.000%	12/1/33	9,000,000	9,052,560
Louisville Arena Project, AGC	6.000%	12/1/38	5,000,000	5,001,900
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc.	5.250%	10/1/36	13,450,000	13,272,863

Total Kentucky				43,837,823

Louisiana - 0.8%
Louisiana Local Government Environmental Facilities & CDA Revenue, Refunding Bonds, Sharlo Apartments, GNMA-Collateralized	6.500%	6/20/37	990,000	1,031,946
Louisiana PFA, Hospital Revenue, Lafayette General Medical Center	5.500%	11/1/40	18,000,000	18,095,400
Louisiana State Citizens Property Insurance Corp., Assessment Revenue, AGC	6.125%	6/1/25	5,000,000	5,654,250
St. Charles Parish, LA, Gulf Zone Opportunity Zone Revenue, Valero Refining-New Orleans LLC	4.000%	6/1/22	10,000,000	9,921,800	(b)(d)

Total Louisiana				34,703,396

Maryland - 1.5%
Maryland State Community Development Administration, Department of Housing & Community Development	5.250%	9/1/35	12,215,000	12,573,877
Maryland State Community Development Administration, Department of Housing & Community Development	5.375%	9/1/39	250,000	254,210
Maryland State EDC, EDR:
Term Project	5.750%	6/1/35	8,000,000	8,073,600
Transportation Facilities Project	5.375%	6/1/25	7,500,000	7,840,125
Transportation Facilities Project	5.750%	6/1/35	19,000,000	19,174,800
Maryland State Health & Higher EFA Revenue:
Anne Arundel Health Systems	6.750%	7/1/39	7,500,000	8,650,725
Lifebridge Health	6.000%	7/1/41	1,500,000	1,648,065
Maryland State Health & Higher EFA Revenue Bonds, University of Maryland Medical System	5.000%	7/1/34	9,000,000	9,086,760

Total Maryland				67,302,162

Massachusetts - 2.8%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue	5.000%	1/1/37	12,000,000	12,276,960
Massachusetts State DFA Revenue:
Boston University	5.600%	10/1/35	8,700,000	9,669,267
Boston University	5.700%	10/1/40	13,105,000	14,430,309
Broad Institute Inc.	5.375%	4/1/41	17,000,000	17,681,700
Visual & Performing Arts Project	6.000%	8/1/21	2,200,000	2,549,250
Massachusetts State HEFA Revenue:
Caregroup Inc.	5.000%	7/1/28	2,000,000	2,093,020
Caregroup Inc., NATL	5.375%	2/1/26	1,750,000	1,907,097
Caregroup Inc., NATL	5.375%	2/1/27	1,000,000	1,071,900
Caregroup Inc., NATL	5.375%	2/1/28	1,500,000	1,614,510
Suffolk University	5.750%	7/1/39	17,500,000	18,076,800
Massachusetts State Housing Finance Agency Revenue	7.000%	12/1/38	4,575,000	4,875,120
Massachusetts State IFA Revenue, Refunding Bonds, Chelsea Jewish Nursing Home, FHA	6.500%	8/1/37	630,000	633,245

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - continued
Massachusetts State, GO	0.540%	2/1/16	$13,000,000	$13,041,470	(b)
Massachusetts State, GO:
Consolidated Loan	0.510%	9/1/15	18,665,000	18,717,075	(b)
Consolidated Loan	0.580%	9/1/16	4,000,000	4,011,680	(b)

Total Massachusetts				122,649,403

Michigan - 3.5%
Detroit, MI, Water Supply System Revenue	5.000%	7/1/41	5,000,000	4,409,050
Detroit, MI, Water Supply System Revenue:
AGM	5.000%	7/1/34	9,000,000	8,081,280
AGM	6.250%	7/1/36	10,000,000	10,135,300
NATL	5.000%	7/1/30	7,000,000	6,485,780
Senior Lien, NATL	5.000%	7/1/34	1,700,000	1,545,351
Michigan Finance Authority Revenue, Detroit School District	5.500%	6/1/21	14,000,000	15,702,960
Michigan State Building Authority Revenue:
Facilities Program	5.125%	10/15/33	16,500,000	17,059,845
Facilities Program	6.000%	10/15/38	20,500,000	22,351,560
Facilities Program	5.375%	10/15/41	6,135,000	6,306,780
Facilities Program	5.250%	10/15/47	4,100,000	4,150,102
Michigan State Hospital Finance Authority Revenue, McLaren Health Care Corp.	5.750%	5/15/38	17,750,000	19,018,592
Michigan State Housing Development Authority, Rental Housing Revenue	5.375%	10/1/29	1,660,000	1,702,430
Michigan State Housing Development Authority, Rental Housing Revenue	5.625%	10/1/34	2,500,000	2,570,050
Michigan State Housing Development Authority, Rental Housing Revenue	5.700%	10/1/39	3,115,000	3,191,131
Michigan State Strategic Fund Ltd. Obligation Revenue, Detroit Edison	5.500%	8/1/16	4,000,000	4,397,720	(b)(d)
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	24,000,000	28,707,120

Total Michigan				155,815,051

Minnesota - 0.3%
Dakota County, MN, CDA, MFH Revenue, Southfork Apartments, LIQ-FNMA	5.625%	2/1/26	2,500,000	2,500,050
St. Paul, MN, Housing & Redevelopment Authority Health Care Revenue, Allina Health System	5.250%	11/15/28	10,960,000	11,792,522

Total Minnesota				14,292,572

Mississippi - 0.1%
Lowndes County, MS, Solid Waste Disposal & PCR, Refunding Bonds, Weyerhaeuser Co. Project	6.800%	4/1/22	3,000,000	3,359,460

Missouri - 1.6%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.625%	8/1/38	8,500,000	8,749,730
Kansas City, MO, IDA Revenue, AMBAC	5.000%	12/1/17	2,105,000	2,378,945
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan Second Project	5.750%	1/1/29	5,000,000	5,187,550
Missouri State Development Finance Board Infrastructure Facilities Revenue, Independence Events Center	6.250%	4/1/38	7,000,000	7,138,670	(f)
Missouri State HEFA Revenue:
Children’s Mercy Hospital	5.625%	5/15/39	30,000,000	31,042,500
Lake Regional Health System Project	5.600%	2/15/25	2,000,000	2,021,280	(f)
North Kansas City, MO, Hospital Revenue:
North Kansas City Hospital, AGM	5.000%	11/15/23	1,000,000	1,001,630

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Missouri - continued
North Kansas City Hospital, AGM	5.000%	11/15/24	$900,000	$901,467
Platte County, MO, IDA Revenue, Refunding & Improvement Zona Rosa Retail Project	5.000%	12/1/32	10,345,000	10,828,008
Springfield, MO, Public Building Corp. Leasehold Revenue, Capital Improvement Program, AMBAC	5.000%	3/1/24	1,500,000	1,514,670

Total Missouri				70,764,450

Nevada - 0.6%
Reno, NV, Hospital Revenue:
Washoe Medical Center, AGM	5.500%	6/1/39	19,350,000	19,572,138
Washoe Medical Center, AGM	5.250%	6/1/40	7,500,000	7,520,775

Total Nevada				27,092,913

New Hampshire - 0.2%
New Hampshire State HFA, Single-Family Mortgage Revenue	5.550%	7/1/33	3,900,000	4,046,367
New Hampshire State HFA, Single-Family Mortgage Revenue	5.600%	1/1/38	3,300,000	3,405,138

Total New Hampshire				7,451,505

New Jersey - 8.8%
Essex County, NJ, Improvement Authority Revenue, Refunding, Hampton Valley Apartments, NATL, FHA	5.650%	1/1/15	100,000	100,052
New Jersey EDA Revenue:
School Facilities Construction	5.000%	12/15/27	9,230,000	9,901,390
School Facilities Construction	5.250%	12/15/33	12,500,000	13,166,750
New Jersey EDA, Water Facilities Revenue, New Jersey American Water Co.	5.600%	11/1/34	11,250,000	11,899,688	(e)
New Jersey Health Care Facilities Financing Authority Revenue:
AHS Hospital Corp.	6.000%	7/1/41	8,500,000	9,425,480
Catholic Health East	4.750%	11/15/29	5,000,000	5,058,850
New Jersey State EDA Revenue	5.000%	6/15/21	7,500,000	8,156,175
New Jersey State EDA Revenue	5.000%	6/15/25	4,545,000	4,724,028
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	24,690,000	23,992,014	(e)
Continental Airlines Project	5.500%	6/1/33	5,000,000	4,649,850	(e)
Private Activity-Goethals Bridge Replacement Project	5.375%	1/1/43	2,500,000	2,490,775	(e)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	1,500,000	1,488,435	(e)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	1,000,000	985,930	(e)
Refunding	6.875%	1/1/37	13,110,000	12,647,217	(e)
Refunding, Gloucester Marine Project	6.625%	1/1/37	10,000,000	10,013,600
School Facilities Construction	1.660%	3/1/28	20,000,000	19,501,400	(b)
School Facilities Construction	5.000%	3/1/29	10,000,000	10,591,200
School Facilities Construction, SIFMA	1.610%	9/1/27	22,065,000	21,523,966	(b)
New Jersey State EDA, Motor Vehicle Revenue, Motor Vehicle Surcharges, NATL	5.250%	7/1/31	1,000,000	1,020,330
New Jersey State EDA, Special Facility Revenue, Continental Airlines Inc. Project	7.000%	11/15/30	11,030,000	11,002,204	(b)(e)
New Jersey State EFA Revenue, Richard Stockton College	5.375%	7/1/38	5,000,000	5,280,400
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	10,430,000	11,078,016
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.500%	6/1/27	15,630,000	16,375,238

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - continued
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.625%	6/1/30	$5,000,000	$5,194,600
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, AGC	6.125%	6/1/30	54,000,000	56,417,040	(e)
New Jersey State Housing & Mortgage Finance Agency Revenue	6.500%	10/1/38	6,510,000	6,899,428
New Jersey State Transportation Trust Fund Authority:
Transportation System	0.000%	12/15/36	45,555,000	12,346,316
Transportation System	5.875%	12/15/38	30,000,000	32,912,100
New Jersey State Turnpike Authority Revenue	0.680%	1/1/17	11,000,000	10,927,070	(b)(d)
New Jersey State Turnpike Authority Revenue	0.610%	1/1/18	30,000,000	29,706,900	(b)
New Jersey State Turnpike Authority Revenue	0.740%	1/1/18	10,000,000	9,886,700	(b)(d)
New Jersey State Turnpike Authority Revenue	5.000%	1/1/36	8,000,000	8,197,680
New Jersey State Turnpike Authority Revenue	5.250%	1/1/40	3,515,000	3,681,998

Total New Jersey				391,242,820

New Mexico - 0.5%
New Mexico Mortgage Finance Authority:
Single-Family Mortgage, GNMA, FNMA, FHLMC	5.450%	3/1/36	2,770,000	2,866,092
Single-Family Mortgage, GNMA, FNMA, FHLMC	5.850%	7/1/39	1,470,000	1,514,379	(e)
New Mexico State Hospital Equipment Loan Council Hospital Revenue, Presbyterian Healthcare Services	6.375%	8/1/32	15,000,000	16,735,650

Total New Mexico				21,116,121

New York - 4.9%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.250%	7/15/40	25,800,000	27,077,616
Liberty, NY, Development Corporation Revenue, Goldman Sachs Headquarters	5.500%	10/1/37	3,000,000	3,220,350
Long Island Power Authority, NY, Electric System Revenue	6.000%	5/1/33	22,000,000	24,493,040
MTA, NY, Revenue	6.500%	11/15/28	10,000,000	11,789,200
New York City, NY, HDC, MFH Revenue, GNMA-Collateralized, FHA	5.100%	11/1/24	5,000,000	5,063,200
New York City, NY, Health & Hospital Corp. Revenue, Health Systems	5.500%	2/15/23	4,000,000	4,419,680
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second General Resolution Fiscal 2013	5.000%	6/15/47	2,000,000	2,054,920
New York City, NY, TFA, Building Aid Revenue	5.000%	1/15/31	6,000,000	6,391,800
New York City, NY, TFA, Building Aid Revenue	5.125%	1/15/33	6,000,000	6,389,040
New York Liberty Development Corp., Liberty Revenue:
1 WTC Port Authority Constructions	5.000%	12/15/41	10,000,000	10,245,600
4 World Trade Center LLC Project	5.750%	11/15/51	5,000,000	5,334,450
Second Priority, Bank of America Tower	5.125%	1/15/44	24,650,000	25,265,757
New York State Dormitory Authority Revenue, Non-State Supported Debt, New School University	5.500%	7/1/40	35,000,000	36,546,650
New York State Liberty Development Corp., Liberty Revenue, 4 World Trade Center LLC Project	5.000%	11/15/44	10,000,000	10,064,900
New York, NY, GO	5.000%	8/1/22	10,000,000	11,655,700
Orange County, NY, IDA, Civic Facilities Revenue:
Arden Hill Life Care Center Project	7.000%	8/1/21	850,000	849,388
Arden Hill Life Care Center Project	7.000%	8/1/31	1,000,000	940,220
Port Authority of New York & New Jersey, Special Obligation Revenue:
5th Installment, Special Project	6.750%	10/1/19	1,025,000	1,002,757	(e)
JFK International Air Terminal LLC	6.000%	12/1/36	8,000,000	8,648,240
JFK International Air Terminal LLC	6.000%	12/1/42	15,000,000	16,122,900

Total New York				217,575,408

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - 1.4%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue:
Carolinas Healthcare System	5.250%	1/15/34	$13,400,000	$14,097,470
Carolinas Healthcare System	5.125%	1/15/37	2,000,000	2,039,880
Carolinas Healthcare System	5.250%	1/15/39	22,000,000	22,775,720
Carolinas Healthcare System	5.250%	1/15/42	5,000,000	5,097,750
Monroe, NC, COP, AGC	5.500%	3/1/39	1,000,000	1,053,790
North Carolina Eastern Municipal Power Agency, Power System Revenue	6.000%	1/1/26	1,310,000	1,660,897	(f)
North Carolina Turnpike Authority, Triangle Expressway System Revenue, AGC	5.750%	1/1/39	9,000,000	9,678,150
Raleigh Durham, NC, Airport Authority Revenue	5.000%	5/1/32	4,500,000	4,752,000

Total North Carolina				61,155,657

Ohio - 1.1%
Cleveland, OH, State University, NATL, FGIC	5.000%	6/1/19	1,210,000	1,333,553
Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project	7.500%	1/1/30	2,775,000	2,777,109
Erie County, OH, Garbage Refuse Landfill Improvement, AGM	5.250%	12/1/24	3,290,000	3,371,592	(f)
Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, FHA	6.600%	8/1/25	685,000	685,733
Hamilton County, OH, Hospital Facilities Revenue, Cincinnati Children’s Hospital, NATL, FGIC	5.000%	5/15/24	2,515,000	2,523,148
Lucas County, OH, Hospital Revenue, Promedica Healthcare	6.000%	11/15/41	5,000,000	5,454,450
Montgomery County, OH, Administration Building Revenue, Catholic Health Initiatives	6.250%	10/1/33	1,400,000	1,582,742
Ohio State Air Quality Development Authority Revenue, FirstEnergy Nuclear Generation Corp.	5.750%	6/1/16	10,500,000	11,306,190	(b)(d)
Ohio State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, GNMA, FNMA, FHLMC-Collateralized	5.400%	9/1/33	955,000	993,334
Ohio State Water Development Authority, Pollution Control Facilities Revenue, FirstEnergy Nuclear Generation Corp.	3.375%	7/1/15	17,000,000	17,280,840	(b)(d)

Total Ohio				47,308,691

Oklahoma - 0.5%
Oklahoma State Development Finance Authority Revenue:
St. John Health System Inc.	5.000%	2/15/25	6,295,000	6,887,423
St. John Health System Inc.	5.000%	2/15/26	6,620,000	7,135,963
St. John Health System Inc.	5.000%	2/15/27	5,000,000	5,296,050
Oklahoma State Municipal Power Authority, Power Supply System Revenue	6.000%	1/1/38	3,000,000	3,271,710
Tulsa, OK, PFA, Lease Payment Revenue, Refunding Bonds, Assembly Center	6.600%	7/1/14	670,000	673,209

Total Oklahoma				23,264,355

Oregon - 0.9%
Multnomah County, OR, Hospital Facilities Authority Revenue:
Providence Health Systems	5.250%	10/1/16	1,000,000	1,041,600	(f)
Providence Health Systems	5.250%	10/1/20	1,000,000	1,041,600	(f)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oregon - continued
Oregon Health & Sciences University Revenue	5.750%	7/1/39	$17,100,000	$18,351,891
Oregon State Department of Administrative Services, COP	5.250%	5/1/39	1,900,000	1,977,824
Oregon State Facilities Authority Revenue:
Legacy Health System Project	5.250%	5/1/21	5,000,000	5,681,750
Samaritan Health Services	5.250%	10/1/40	12,800,000	12,599,808
Port of Umatilla, OR, GO, Water Revenue, LOC-Bank of America N.A.	6.650%	8/1/22	705,000	706,600	(e)

Total Oregon				41,401,073

Pennsylvania - 3.5%
Allegheny County, PA, IDA Revenue, U.S. Steel Corp. Project	6.750%	12/1/27	8,800,000	9,023,432
Bucks County, PA, IDA Revenue, U.S. Steel Corp. Project	6.750%	6/1/26	15,000,000	15,361,950
Dauphin County, PA, IDA, Dauphin Consolidated Water Supply Co.	6.900%	6/1/24	2,400,000	2,826,816	(e)
Delaware River Port Authority of Pennsylvania & New Jersey Revenue	5.000%	1/1/35	14,015,000	14,579,804
Lackawanna County, PA, GO, AGC	6.000%	9/15/34	4,000,000	4,161,680
Luzerne County, PA, IDA, Water Facility Revenue, American Water Co.	5.500%	12/1/39	12,000,000	12,598,320
Montgomery County, PA, Higher Education & Health Authority, Hospital Revenue, Abington Memorial Hospital	5.125%	6/1/33	5,000,000	5,099,350
Montgomery County, PA, IDA Revenue, New Regional Medical Center Project, FHA	5.750%	8/1/30	4,025,000	4,261,710
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue:
PPL Energy Supply LLC Project	3.000%	9/1/15	15,000,000	15,340,800	(b)(d)
Shipping Port	3.375%	7/1/15	20,000,000	20,464,800	(b)(d)
Pennsylvania Economic Development Financing Authority, Water Facility Revenue, American Water Co. Project	6.200%	4/1/39	6,000,000	6,477,780
Pennsylvania State Higher EFA Revenue:
Drexel University	5.125%	5/1/36	10,300,000	10,577,276
Drexel University	5.250%	5/1/41	8,385,000	8,628,081
Student Association Inc. Project	6.750%	9/1/32	985,000	985,502
Thomas Jefferson University	5.000%	3/1/40	5,710,000	5,767,500
University of Pennsylvania Health Systems Revenue	5.000%	8/15/24	1,000,000	1,099,690
University of Pennsylvania Health Systems Revenue	5.250%	8/15/25	1,750,000	1,946,245
University of Pennsylvania Health Systems Revenue	5.750%	8/15/41	2,000,000	2,119,600
Pennsylvania State Turnpike Commission Revenue	5.250%	6/1/36	3,000,000	3,055,170
Pennsylvania State, Public School Building Authority, Community College Revenue, Community College of Philadelphia Project	6.000%	6/15/28	7,000,000	7,678,860
Philadelphia, PA, Hospitals & Higher EFA, Hospital Revenue:
Presbyterian Medical Center	6.650%	12/1/19	820,000	964,550	(c)
Temple University Health System	5.625%	7/1/42	2,000,000	1,624,440

Total Pennsylvania				154,643,356

Puerto Rico - 2.9%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue, Ana G. Mendez University System Project	5.375%	4/1/42	1,500,000	1,076,400

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.375%	8/1/39	$82,680,000	$62,484,583
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/40	7,010,000	5,678,170
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/40	35,000,000	29,334,900	(i)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/41	18,045,000	13,286,533
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/42	16,500,000	12,522,840
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/43	4,500,000	3,148,425
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/43	2,420,000	1,764,374

Total Puerto Rico				129,296,225

Rhode Island - 0.2%
Providence, RI, RDA Revenue, Refunding Bonds, Public Safety Building Project, AMBAC	5.000%	4/1/24	3,270,000	3,256,985
Rhode Island State Health & Educational Building Corp., Revenue, Hospital Financing	7.000%	5/15/39	5,460,000	5,972,203

Total Rhode Island				9,229,188

South Carolina - 0.5%
Piedmont, SC, Municipal Power Agency, Electric Revenue:
Refunding Bonds, FGIC	6.750%	1/1/20	565,000	721,884	(c)
Unrefunded Balance, NATL, FGIC	6.750%	1/1/20	670,000	833,400
South Carolina Jobs, EDA, Hospital Revenue:
Palmetto Health, AGM	6.500%	8/1/39	3,500,000	3,856,090
Refunding & Improvement, AnMed Health Project, AGC	5.500%	2/1/38	4,250,000	4,451,407
South Carolina Jobs, EDA, Revenue, Myrtle Beach Convention Center Hotel Project, NATL	5.250%	4/1/26	2,470,000	2,470,000
South Carolina State Ports Authority Revenue	5.250%	7/1/40	10,000,000	10,301,900
South Carolina Transportation Infrastructure Bank Revenue, Refunding, AMBAC	5.000%	10/1/23	960,000	1,017,379

Total South Carolina				23,652,060

Tennessee - 1.6%
Chattanooga, TN, Health Educational & Housing Facility Board Revenue:
Catholic Health Initiatives	6.250%	10/1/33	1,250,000	1,413,163
Catholic Health Initiatives	5.250%	1/1/40	1,000,000	1,004,260
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/20	2,000,000	2,182,920
Hardeman County, TN, Correctional Facilities Corp., Correctional Facilities Revenue	7.750%	8/1/17	4,805,000	4,809,757
Johnson City, TN, Health & Educational Facilities Board, Hospital Revenue, Mountain States Health Alliance	5.500%	7/1/36	9,100,000	9,162,426
Memphis, TN, Center City Finance Corp. Revenue, Pyramid & Pinch District-B, AGM	5.250%	11/1/30	10,000,000	10,939,200
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/21	14,615,000	15,666,549
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	20,000,000	21,514,400
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/24	5,040,000	5,354,395

Total Tennessee				72,047,070

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - 8.2%
Central Texas, Regional Mobility Authority Revenue	5.000%	1/1/43	$3,500,000	$3,204,810
Grand Parkway Transportation Corp., TX, System Toll Revenue:
Convertible CAB	0.000%	10/1/34	5,000,000	2,997,600	(b)
First Tier Toll Revenue	5.125%	10/1/43	2,000,000	1,959,420
Gulf Coast, IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project	8.000%	4/1/28	5,000,000	5,001,800	(e)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Health System	1.110%	6/1/24	5,685,000	5,591,311	(b)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.625%	11/15/32	31,000,000	33,398,470
Harris County, TX, Health Facilities Development Corp., School Health Care System Revenue	5.750%	7/1/27	2,000,000	2,439,400	(c)
Harris County, TX, Industrial Development Corp., Solid Waste Disposal Revenue:
Deer Park Refining Project	4.700%	5/1/18	2,000,000	2,152,820
Deer Park Refining Project	5.000%	2/1/23	44,000,000	46,829,640
Houston, TX, Airport Systems Revenue	5.500%	7/1/39	10,000,000	10,716,100
Limestone County, TX, PFC Revenue, County Jail Project	5.750%	11/1/31	8,175,000	8,349,700
Love Field Airport Modernization Corp., TX, Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/28	4,000,000	3,933,800	(e)
Southwest Airlines Co. Project	5.250%	11/1/40	15,750,000	15,570,135
North Texas Tollway Authority Revenue	5.750%	1/1/33	54,000,000	56,793,420
North Texas Tollway Authority Revenue	6.250%	1/1/39	8,000,000	8,838,400
Panhandle, TX, Regional Housing Finance Corp., GNMA-Collateralized	6.650%	7/20/42	994,000	1,034,158
SA Energy Acquisition, PFC, TX, Gas Supply Revenue	5.250%	8/1/18	10,000,000	11,239,300
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.250%	12/15/18	3,650,000	4,055,989
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	42,980,000	49,461,384
Texas Private Activity Bond Surface Transportation Corp., Senior Lien, NTE Mobility Partners LLC	6.875%	12/31/39	18,000,000	19,474,560
Texas Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group LLC	7.000%	6/30/40	25,000,000	27,331,500
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/23	4,000,000	4,138,000
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/28	6,000,000	5,949,840
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/29	10,000,000	9,848,200
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/30	15,000,000	14,696,700
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/31	10,000,000	9,733,400

Total Texas				364,739,857

U.S. Virgin Islands - 0.1%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan Note	5.000%	10/1/29	3,000,000	2,919,840

Utah - 0.0%
Provo, UT, Electric Revenue	10.125%	4/1/15	275,000	296,604	(c)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Vermont - 0.1%
Vermont State Student Assistance Corp., Education Loan Revenue	3.239%	12/3/35	$6,100,000	$6,061,753	(b)(e)

Virginia - 0.7%
Pittsylvania County, VA, GO	5.750%	2/1/30	5,000,000	5,452,550
Prince William County, VA, IDA, Student Housing Revenue, George Mason University Foundation, Prince William Housing LLC	5.125%	9/1/41	3,250,000	3,296,377
Virginia College Building Authority, VA, Educational Facilities Revenue, Liberty University Inc. Projects	5.000%	3/1/41	14,225,000	14,661,992
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/27	3,000,000	2,985,270	(e)
Elizabeth River Crossings OpCo LLC Project	5.250%	1/1/32	5,000,000	4,925,250	(e)

Total Virginia				31,321,439

Washington - 0.8%
Washington State Health Care Facilities Authority, Swedish Health Services	6.250%	11/15/41	21,550,000	27,634,211	(f)
Washington State Health Care Facilities Authority Revenue, Central Washington Health Services Association	7.000%	7/1/39	8,500,000	9,261,770
Washington State Public Power Supply System, Nuclear Project No. 1 Revenue, Refunding, FGIC, TCRS	7.125%	7/1/16	250,000	291,688

Total Washington				37,187,669

West Virginia - 0.3%
West Virginia State Hospital Finance Authority Revenue, United Hospital Center Inc., AGM	5.500%	6/1/33	5,000,000	5,223,550
West Virginia State Hospital Finance Authority, Hospital Revenue:
United Health Systems	5.500%	6/1/34	4,030,000	4,228,155
United Health Systems	5.500%	6/1/39	4,000,000	4,137,640

Total West Virginia				13,589,345

Wisconsin - 0.8%
La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project	6.000%	11/1/21	3,275,000	3,710,444	(e)
Wisconsin State HEFA Revenue:
Aurora Health Care Inc.	5.500%	4/15/29	9,000,000	9,528,480
Aurora Health Care Inc.	5.625%	4/15/39	7,800,000	7,922,226
Children’s Hospital	5.375%	8/15/37	2,800,000	2,882,180
Essentia Health, AGM	5.125%	2/15/30	6,475,000	6,551,599
Prohealth Care Inc. Obligation Group	6.625%	2/15/39	3,500,000	3,829,105

Total Wisconsin				34,424,034

Wyoming - 0.3%
Campbell County, WY, Solid Waste Facilities Revenue, Basin Electric Power Cooperative	5.750%	7/15/39	11,000,000	11,849,970

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $4,204,853,295)				4,405,996,595

SHORT-TERM INVESTMENTS - 1.1%
Florida - 0.2%
Liberty County, FL, IDR, Georgia Pacific Corp. Project	0.350%	10/1/28	10,000,000	10,000,000	(e)(j)(k)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Nevada - 0.2%
Las Vegas Valley, NV, Water District, Water Improvement, SPA-Dexia Credit Local	0.250%	6/1/36	$6,300,000	$6,300,000	(j)(k)

New Hampshire - 0.0%
New Hampshire State Business Finance Authority, Lonza Biologies Inc. Project, LOC-Landesbank Hessen-Thuringen	0.370%	11/1/20	400,000	400,000	(e)(j)(k)

New Jersey - 0.0%
Salem County, NJ, PCFA Revenue, Public Service Electric & Gas	0.230%	11/1/33	300,000	300,000	(j)(k)

New York - 0.2%
New York City, NY, GO:
LIQ-Dexia Credit Local	0.370%	4/1/35	3,300,000	3,300,000	(j)(k)
SPA-Dexia Credit Local	0.370%	8/1/28	100,000	100,000	(j)(k)
New York City, NY, MFA, Water & Sewer System Revenue:
Second General Resolution, SPA-Dexia Credit Local	0.350%	6/15/32	1,885,000	1,885,000	(j)(k)
SPA-Dexia Credit Local	0.370%	6/15/32	1,125,000	1,125,000	(j)(k)
SPA-Dexia Credit Local	0.390%	6/15/33	100,000	100,000	(j)(k)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Dexia Credit Local	0.370%	8/1/23	575,000	575,000	(j)(k)
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.370%	11/1/22	700,000	700,000	(j)(k)

Total New York				7,785,000

Vermont - 0.5%
Vermont State Housing Finance Agency Revenue	0.250%	11/1/33	1,900,000	1,900,000	(e)(j)(k)
Vermont State Housing Finance Agency Revenue	0.250%	5/1/37	2,000,000	2,000,000	(e)(j)(k)
Vermont State Housing Finance Agency Revenue:
FSA, SPA-Depfa Bank PLC	0.250%	11/1/34	8,000,000	8,000,000	(e)(j)(k)
Multiple Purpose, SPA-Bank of New York Mellon	0.250%	11/1/37	11,000,000	11,000,000	(e)(j)(k)

Total Vermont				22,900,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $47,685,000)				47,685,000

TOTAL INVESTMENTS - 100.3% (Cost - $4,252,538,295#)				4,453,681,595
Liabilities in Excess of Other Assets - (0.3)%				(14,958,980)

TOTAL NET ASSETS - 100.0%				$4,438,722,615

(a)	Security is purchased on a when-issued basis.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Maturity date shown represents the mandatory tender date.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	The coupon payment on these securities is currently in default as of November 30, 2013.

(h)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(j)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2013

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
ACA	— American Capital Assurance - Insured Bonds
AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BHAC	— Berkshire Hathaway Assurance Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance - Insured Bonds
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PFC	— Public Facilities Corporation
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TCRS	— Transferable Custodial Receipts
TFA	— Transitional Finance Authority
USD	— Unified School District
VHA	— Veterans Health Administration

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2013

Summary of Investments by Industry †

Industrial Revenue	19.2%
Health Care	18.9
Transportation	17.6
Special Tax Obligation	10.1
Education	9.9
Water & Sewer	6.1
Leasing	4.5
Power	4.1
Housing	1.9
Pre-Refunded/Escrowed to Maturity	1.9
Other	1.7
State General Obligation	1.1
Local General Obligation	1.1
Solid Waste/Resource Recovery	0.8
Short - Term Investments	1.1
100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of November 30, 2013 and are subject to change.

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	1.5%
AA/Aa	30.7
A	51.2
BBB/Baa	9.3
BB/Ba	3.5
B/B	0.9
A-1/VMIG 1	1.1
NR	1.8

100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$4,405,996,595	—	$4,405,996,595

Short-term investments†	—	47,685,000	—	47,685,000

Total investments	—	$4,453,681,595	—	$4,453,681,595

Other financial instruments:
Futures contracts	$399,512	—	—	$399,512

Total	$399,512	$4,453,681,595	—	$4,454,081,107

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d)	Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At November 30, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$262,247,645
Gross unrealized depreciation	(61,104,345)

Net unrealized appreciation	$201,143,300

Notes to Schedule of Investments (unaudited) (continued)

At November 30, 2013, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	1,030	3/14	$135,072,012	$134,672,500	$399,512

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at November 30, 2013.

Futures Contracts
Primary Underlying Risk	Unrealized Appreciation
Interest Rate Risk	$399,512

During the period ended November 30, 2013, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$105,598,613

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	January 24, 2014

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 24, 2014